Related Party Disclosures - Summary of Fees for Directors Stevanato Group S.p.A. (Details) - Directors of Stevanato Group S.p.A. - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Transactions Between Related Parties [Line Items]
Fixed remuneration Annual fee	€ 2,078	€ 1,970	€ 2,242
Fixed remuneration Fringe benefits	9	6	12
Variable remuneration	290
Pension expense			70
Share based compensation	996	459	438
Total remuneration	€ 3,373	€ 2,435	€ 2,762